UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)

Easterly Income Opportunities Fund

Class A (JASVX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.87%

How did the Fund perform during the reporting period?

2024 proved to be a very strong year for the Easterly Income Opportunities Fund, and for securitized products in general, as the market benefited from record inflows into bond funds amidst a better-than-expected economy and accommodating Federal Reserve. The Federal Reserve finally followed through on the much-anticipated pivot to easing with a 50bp cut in September followed by an additional 25bp rate cut in November, to normalize short term rates at 4.5%.

Treasury rates rallied over the last 12 months (YE November 2024) with the yield curve steepening by 37bp between 2s and 10s and the curve un-inverting after one of the longest inversions on record. Interest rate volatility remained elevated with the 10-year yield reaching 4.7% in April before dropping to 3.6% by the middle of September. Rates then approached 4.5% in November.

All risk assets outperformed Treasuries over the last 12 months with the credit curve flattening across all fixed income sectors. Corporate High Yield and Investment Grade spreads reached 2021 lows in November. Among securitized sectors, CMBS, which was 30% of the portfolio, posted the strongest performance as historically wide spreads along with strong demand overcame still deteriorating fundamentals. The RMBS sector’s strong performance in 2024 was underpinned by robust credit fundamentals as home prices continued their steady ascent in 2024 despite all-time low affordability.

Delinquencies remain subdued across major RMBS sub-sectors: CRT, Non-QM, Prime 2.0 all have contributed to the credit spread curve flattening in RMBS as well, albeit not to the same extent as in CMBS. The ABS sector had a record amount of new issuance in 2024 with over $300B issued through November. Despite record supply, the market easily absorbed new issuance as the demand for marginal yield pick-up over Treasuries in short duration assets remained extremely robust. Meanwhile, ABS fundamentals have been bolstered by a low unemployment rate and strong economic growth.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Nov-2018	$9,576	$9,912
Nov-2019	$10,397	$10,982
Nov-2020	$11,815	$11,782
Nov-2021	$12,458	$11,646
Nov-2022	$11,606	$10,151
Nov-2023	$12,074	$10,270
Nov-2024	$13,240	$10,976

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	9.66%	4.95%	5.56%
With Load*	7.45%	3.72%	4.57%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

*Load Information: 2% is the maximum sales charge on purchase of A Shares. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Non Agency CMBS 28.4%
CMO 27.5%
Institutional Financial Services 6.6%
Home Equity 4.5%
Specialty Finance 4.2%
Banking 3.1%
Residential Mortgage 2.8%
Other ABS 2.2%
CDO 1.9%
Agency CMBS 1.9%
Auto Loan 1.4%
CLO 1.0%
Student Loans 1.0%
Agency Fixed Rate 1.0%
Other Industries 2.4%
Other Assets in Excess of Liabilities 10.1%

Value	Value
Other Assets in Excess of Liabilities	10.1%
Other Industries	2.4%
Agency Fixed Rate	1.0%
Student Loans	1.0%
CLO	1.0%
Auto Loan	1.4%
Agency CMBS	1.9%
CDO	1.9%
Other ABS	2.2%
Residential Mortgage	2.8%
Banking	3.1%
Specialty Finance	4.2%
Home Equity	4.5%
Institutional Financial Services	6.6%
CMO	27.5%
Non Agency CMBS	28.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.898%, 12/25/35	1.8%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.212%, 08/15/46	1.5%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.481%, 09/19/37	1.1%
Fannie Mae Pool, , 6.000%, 08/1/53	1.0%
Morgan Stanley, , –%, 04/30/30	1.0%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	0.9%
Morgan Stanley Finance, LLC, , –%, 11/29/36	0.9%
Morgan Stanley Finance, LLC, , –%, 08/31/36	0.9%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (“NAV”) in amounts of $250,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

Easterly Income Opportunities Fund - Class A (JASVX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 113024-JASVX

Easterly Income Opportunities Fund

Class C (JSVCX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$273	2.62%

How did the Fund perform during the reporting period?

2024 proved to be a very strong year for the Easterly Income Opportunities Fund, and for securitized products in general, as the market benefited from record inflows into bond funds amidst a better-than-expected economy and accommodating Federal Reserve. The Federal Reserve finally followed through on the much-anticipated pivot to easing with a 50bp cut in September followed by an additional 25bp rate cut in November, to normalize short term rates at 4.5%.

Treasury rates rallied over the last 12 months (YE November 2024) with the yield curve steepening by 37bp between 2s and 10s and the curve un-inverting after one of the longest inversions on record. Interest rate volatility remained elevated with the 10-year yield reaching 4.7% in April before dropping to 3.6% by the middle of September. Rates then approached 4.5% in November.

All risk assets outperformed Treasuries over the last 12 months with the credit curve flattening across all fixed income sectors. Corporate High Yield and Investment Grade spreads reached 2021 lows in November. Among securitized sectors, CMBS, which was 30% of the portfolio, posted the strongest performance as historically wide spreads along with strong demand overcame still deteriorating fundamentals. The RMBS sector’s strong performance in 2024 was underpinned by robust credit fundamentals as home prices continued their steady ascent in 2024 despite all-time low affordability.

Delinquencies remain subdued across major RMBS sub-sectors: CRT, Non-QM, Prime 2.0 all have contributed to the credit spread curve flattening in RMBS as well, albeit not to the same extent as in CMBS. The ABS sector had a record amount of new issuance in 2024 with over $300B issued through November. Despite record supply, the market easily absorbed new issuance as the demand for marginal yield pick-up over Treasuries in short duration assets remained extremely robust. Meanwhile, ABS fundamentals have been bolstered by a low unemployment rate and strong economic growth.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Nov-2018	$10,160	$9,912
Nov-2019	$10,799	$10,982
Nov-2020	$12,162	$11,782
Nov-2021	$12,735	$11,646
Nov-2022	$11,779	$10,151
Nov-2023	$12,176	$10,270
Nov-2024	$13,244	$10,976

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	8.77%	4.17%	4.58%
With Load*	7.77%	4.17%	4.58%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

*Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase.The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.1%
Other Industries	2.4%
Agency Fixed Rate	1.0%
Student Loans	1.0%
CLO	1.0%
Auto Loan	1.4%
Agency CMBS	1.9%
CDO	1.9%
Other ABS	2.2%
Residential Mortgage	2.8%
Banking	3.1%
Specialty Finance	4.2%
Home Equity	4.5%
Institutional Financial Services	6.6%
CMO	27.5%
Non Agency CMBS	28.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.898%, 12/25/35	1.8%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.212%, 08/15/46	1.5%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.481%, 09/19/37	1.1%
Fannie Mae Pool, , 6.000%, 08/1/53	1.0%
Morgan Stanley, , –%, 04/30/30	1.0%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	0.9%
Morgan Stanley Finance, LLC, , –%, 11/29/36	0.9%
Morgan Stanley Finance, LLC, , –%, 08/31/36	0.9%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Income Opportunities Fund - Class C (JSVCX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 113024-JSVCX

Easterly Income Opportunities Fund

Class I (JSVIX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$170	1.62%

How did the Fund perform during the reporting period?

2024 proved to be a very strong year for the Easterly Income Opportunities Fund, and for securitized products in general, as the market benefited from record inflows into bond funds amidst a better-than-expected economy and accommodating Federal Reserve. The Federal Reserve finally followed through on the much-anticipated pivot to easing with a 50bp cut in September followed by an additional 25bp rate cut in November, to normalize short term rates at 4.5%.

Treasury rates rallied over the last 12 months (YE November 2024) with the yield curve steepening by 37bp between 2s and 10s and the curve un-inverting after one of the longest inversions on record. Interest rate volatility remained elevated with the 10-year yield reaching 4.7% in April before dropping to 3.6% by the middle of September. Rates then approached 4.5% in November.

All risk assets outperformed Treasuries over the last 12 months with the credit curve flattening across all fixed income sectors. Corporate High Yield and Investment Grade spreads reached 2021 lows in November. Among securitized sectors, CMBS, which was 30% of the portfolio, posted the strongest performance as historically wide spreads along with strong demand overcame still deteriorating fundamentals. The RMBS sector’s strong performance in 2024 was underpinned by robust credit fundamentals as home prices continued their steady ascent in 2024 despite all-time low affordability.

Delinquencies remain subdued across major RMBS sub-sectors: CRT, Non-QM, Prime 2.0 all have contributed to the credit spread curve flattening in RMBS as well, albeit not to the same extent as in CMBS. The ABS sector had a record amount of new issuance in 2024 with over $300B issued through November. Despite record supply, the market easily absorbed new issuance as the demand for marginal yield pick-up over Treasuries in short duration assets remained extremely robust. Meanwhile, ABS fundamentals have been bolstered by a low unemployment rate and strong economic growth.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Nov-2018	$1,015,000	$991,216
Nov-2019	$1,085,718	$1,098,181
Nov-2020	$1,235,576	$1,178,171
Nov-2021	$1,306,560	$1,164,583
Nov-2022	$1,220,594	$1,015,053
Nov-2023	$1,274,568	$1,027,028
Nov-2024	$1,400,229	$1,097,638

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	9.86%	5.22%	5.51%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.1%
Other Industries	2.4%
Agency Fixed Rate	1.0%
Student Loans	1.0%
CLO	1.0%
Auto Loan	1.4%
Agency CMBS	1.9%
CDO	1.9%
Other ABS	2.2%
Residential Mortgage	2.8%
Banking	3.1%
Specialty Finance	4.2%
Home Equity	4.5%
Institutional Financial Services	6.6%
CMO	27.5%
Non Agency CMBS	28.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.898%, 12/25/35	1.8%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.212%, 08/15/46	1.5%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.481%, 09/19/37	1.1%
Fannie Mae Pool, , 6.000%, 08/1/53	1.0%
Morgan Stanley, , –%, 04/30/30	1.0%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	0.9%
Morgan Stanley Finance, LLC, , –%, 11/29/36	0.9%
Morgan Stanley Finance, LLC, , –%, 08/31/36	0.9%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Income Opportunities Fund - Class I (JSVIX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 113024-JSVIX

Easterly Income Opportunities Fund

Class R6 (JASSX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	1.03%

How did the Fund perform during the reporting period?

2024 proved to be a very strong year for the Easterly Income Opportunities Fund, and for securitized products in general, as the market benefited from record inflows into bond funds amidst a better-than-expected economy and accommodating Federal Reserve. The Federal Reserve finally followed through on the much-anticipated pivot to easing with a 50bp cut in September followed by an additional 25bp rate cut in November, to normalize short term rates at 4.5%.

Treasury rates rallied over the last 12 months (YE November 2024) with the yield curve steepening by 37bp between 2s and 10s and the curve un-inverting after one of the longest inversions on record. Interest rate volatility remained elevated with the 10-year yield reaching 4.7% in April before dropping to 3.6% by the middle of September. Rates then approached 4.5% in November.

All risk assets outperformed Treasuries over the last 12 months with the credit curve flattening across all fixed income sectors. Corporate High Yield and Investment Grade spreads reached 2021 lows in November. Among securitized sectors, CMBS, which was 30% of the portfolio, posted the strongest performance as historically wide spreads along with strong demand overcame still deteriorating fundamentals. The RMBS sector’s strong performance in 2024 was underpinned by robust credit fundamentals as home prices continued their steady ascent in 2024 despite all-time low affordability.

Delinquencies remain subdued across major RMBS sub-sectors: CRT, Non-QM, Prime 2.0 all have contributed to the credit spread curve flattening in RMBS as well, albeit not to the same extent as in CMBS. The ABS sector had a record amount of new issuance in 2024 with over $300B issued through November. Despite record supply, the market easily absorbed new issuance as the demand for marginal yield pick-up over Treasuries in short duration assets remained extremely robust. Meanwhile, ABS fundamentals have been bolstered by a low unemployment rate and strong economic growth.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Nov-2018	$10,160	$9,912
Nov-2019	$10,908	$10,982
Nov-2020	$12,461	$11,782
Nov-2021	$13,228	$11,646
Nov-2022	$12,394	$10,151
Nov-2023	$12,997	$10,270
Nov-2024	$14,359	$10,976

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	10.48%	5.65%	5.93%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.1%
Other Industries	2.4%
Agency Fixed Rate	1.0%
Student Loans	1.0%
CLO	1.0%
Auto Loan	1.4%
Agency CMBS	1.9%
CDO	1.9%
Other ABS	2.2%
Residential Mortgage	2.8%
Banking	3.1%
Specialty Finance	4.2%
Home Equity	4.5%
Institutional Financial Services	6.6%
CMO	27.5%
Non Agency CMBS	28.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.898%, 12/25/35	1.8%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.212%, 08/15/46	1.5%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.481%, 09/19/37	1.1%
Fannie Mae Pool, , 6.000%, 08/1/53	1.0%
Morgan Stanley, , –%, 04/30/30	1.0%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	0.9%
Morgan Stanley Finance, LLC, , –%, 11/29/36	0.9%
Morgan Stanley Finance, LLC, , –%, 08/31/36	0.9%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Income Opportunities Fund - Class R6 (JASSX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 113024-JASSX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024               $21,000
2023               $20,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024               $2,750
2023               $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
November 30, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1%
	AGENCY CMBS — 1.9%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$73,190
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	7.7140	06/25/27	2,761,852
2,636,463	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.3140	05/25/29	2,369,151
54,194	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2150	04/16/53	129
167,976	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	135,274
94,701	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,298
145,859	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7850	10/20/62	4,278
140,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	101,756
40,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	26,605
689,261	Government National Mortgage Association Series 216 IO(a),(b)		0.7490	07/16/65	41,262
974,664	Government National Mortgage Association Series 2016-H24 AI(a),(b)		1.3820	11/20/66	39,368
897,680	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.0990	10/25/49	908,906
					6,466,069
	AUTO LOAN — 1.4%
121,498	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	122,197
1,000,000	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	981,938
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	102,322
3,000,000	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	2,994,718
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	529,442
10,003	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	9,914
					4,740,531
	CDO — 1.9%
3,811,849	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.4810	09/19/37	3,699,724
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR1M + 0.762%	2.3910	11/05/36	267,642
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	TSFR3M + 1.262%	5.9180	04/15/35	2,380,596
					6,347,962
	CLO — 1.0%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.9610	10/20/37	175,888
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	8.6190	07/20/30	503,213
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	5.4230	07/15/45	44,429
561,522	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	8.6330	08/01/25	370,361
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	10.7680	07/15/31	177,906
228,880	Ready Capital Mortgage Financing, LLC Series 2021-FL7 A(c),(d)	TSFR1M + 1.314%	5.9020	11/25/36	228,412

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	CLO — 1.0% (Continued)
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	8.1470	08/18/31	$501,808
460,838	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	6.1560	11/15/38	455,923
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	7.0060	11/15/38	373,135
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	6.2030	10/25/37	120,571
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	9.4380	07/15/32	486,319
					3,437,965
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5%
73,377	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	71,898
225,659	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		6.3890	07/25/35	202,084
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	5.5420	11/25/35	121,838
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/32	17,435
25,612	Alternative Loan Trust Series 1998-4 IIA3(e)		5.4880	08/25/28	25,020
80,686	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	79,465
20,874	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	21,429
100,722	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	101,101
94,337	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	92,164
14,937	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	15,032
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	36,009
8,097	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,065
130,103	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	123,576
26,597	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	26,541
34,717	Alternative Loan Trust Series 2004-15 1A2(b)		7.9910	09/25/34	33,549
525,448	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	521,225
274,628	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	245,914
394,132	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	364,848
34,357	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	31,760
74,499	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	66,330
28,611	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	23,538
118,047	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	101,875
72,430	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.1220	05/25/35	63,751
133,651	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	94,767
158,921	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.2770	08/25/35	132,843
39,000	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	19,403
29,252	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	22,563

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
50,293	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	$28,128
92,530	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	5.2620	12/25/35	83,887
105,044	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	5.3020	01/25/36	105,265
104,768	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	30,560
842,230	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	822,376
34,188	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	33,382
367,523	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		13.1340	08/25/37	151,859
93,338	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.8460	04/25/44	86,465
158,798	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	157,224
95,274	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	93,692
56,416	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9870	02/25/57	49,069
1,035,500	Banc of America Funding Trust Series 2004-B 3A2(b)		4.7560	12/20/34	837,490
41,275	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.3570	06/20/35	31,347
1,064,186	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	893,832
5,313	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.0020	10/25/36	5,310
76,442	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,921
188,183	Banc of America Funding Trust Series 2006-H 2A2(b)		5.2070	09/20/46	154,728
690,836	Banc of America Funding Trust Series 2006-I 4A1(b)		4.5590	10/20/46	580,217
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.2030	12/25/32	13,048
43,061	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.6070	06/25/35	37,742
41,894	Banc of America Mortgage Trust Series 2005-F 3A1(b)		6.3450	07/25/35	34,792
61,708	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.9620	08/25/35	53,897
21,363	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.8550	09/25/35	18,423
114,231	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.4100	01/25/36	94,513
609,878	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	7.2300	01/26/38	606,057
1,271,111	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.4810	03/26/37	1,252,972
704,120	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	545,400
3,484	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.2070	11/25/34	3,252
25,158	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.5360	05/25/35	21,557
612,535	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9180	04/25/33	510,787
57,868	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.7150	07/25/33	53,109
27,964	Bear Stearns ARM Trust Series 2003-5 1A1(b)		7.5680	08/25/33	26,805
3,325	Bear Stearns ARM Trust Series 2003-7 6A(b)		6.5430	10/25/33	3,198
39,866	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.6840	01/25/34	37,119

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
99,302	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.2560	04/25/34	$87,051
9,399	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.3990	04/25/34	8,715
87,300	Bear Stearns ARM Trust Series 2004-5(b)		0.0000	07/25/34	74,026
89,132	Bear Stearns ARM Trust Series 2004-6 3A(b)		7.3290	09/25/34	84,725
31,064	Bear Stearns ARM Trust Series 2004-8 2A1(b)		2.1580	11/25/34	27,539
847,509	Bear Stearns ARM Trust Series 2004-8 13A1(b)		2.1580	11/25/34	750,735
37,920	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.9330	01/25/35	36,653
887,520	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.2060	05/25/47	760,696
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	246,720
540,618	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	454,648
134,177	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		5.5570	01/26/36	102,645
18,009	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	5.4250	11/20/34	17,665
59,881	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	49,701
3,293,915	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	2,570,712
67,080	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4120	09/25/34	65,532
81,190	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	78,800
980,234	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	950,688
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	201,688
90,053	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8850	03/25/50	77,309
127,760	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	125,452
259,382	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.8180	09/25/36	213,803
479,686	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	4,792
267,876	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	63,458
872,627	Chevy Chase Funding, LLC Mortgage-Backed Series 2A A1(c),(d)	TSFR1M + 0.384%	4.9720	05/25/35	811,999
350,255	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)	TSFR1M + 0.364%	4.9520	08/25/35	335,496
169,145	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.1020	10/25/36	125,231
347,682	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	292,278
77,851	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	73,091
104,595	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.1160	02/25/34	90,301
23,479	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	22,975
53,733	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	54,085
60,230	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	61,112
46,983	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		6.1230	05/25/34	45,611
23,233	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.7410	07/20/34	21,982

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
101,210	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	$99,654
37,043	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		6.5560	08/25/34	34,067
54,195	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	51,788
45,302	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.9330	04/20/35	41,542
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	153,502
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,253,087
504,292	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	302,571
92,174	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	34,335
77,871	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.1560	03/25/37	71,459
288,558	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	107,588
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.2370	03/25/58	251,272
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6210	03/25/67	146,938
101,330	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	98,356
36,116	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	36,223
69,942	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)		0.0000	02/25/37	36,356
172,643	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	155,965
92,697	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		6.9120	11/25/27	48
3,571	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		7.7320	09/25/32	3,389
148,251	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		7.3290	09/25/34	134,298
144,333	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4800	05/25/35	135,533
31,346	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		5.0210	02/25/37	31,148
30	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	30
37,436	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	34,968
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	250,664
1,310,163	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)		7.1610	09/25/35	991,431
10,538	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	9,806
37,508	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	37,823
22,502	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		7.5350	08/25/34	20,194
54,987	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		7.7160	08/25/34	49,355
36,636	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	36,506
29,100	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	24,585
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	420,690
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	7.8840	12/25/41	123,591

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
124,985	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.9610	11/25/31	$124,654
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.8020	11/25/31	139,779
61,550	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	60,695
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	288,940
20,261	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	19,310
64,634	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	61,228
193,902	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	184,150
139,610	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	132,674
103,879	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	5.3520	09/25/35	69,199
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
379,838	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	340,277
78,110	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.7360	10/25/33	73,957
60,175	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	58,226
367,414	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	347,845
21,808	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	21,576
32,252	CSMC Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,848
1,959,891	CSMC Series Series 2014-10R 1A2(b),(c)		7.7700	05/27/36	484,003
309,008	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	73,125
112,470	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	95,577
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6550	01/25/60	192,430
432,776	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	208,342
29,086	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	29,038
2,600,869	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	5.0640	04/15/36	2,258,319
287,511	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	5.4450	01/19/45	219,673
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8740	01/25/67	283,740
120,000	Fannie Mae Connecticut Avenue Securities Series C03 1M2C(d)	SOFR30A + 2.264%	6.9990	10/25/30	121,607
594,868	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		5.1900	05/28/35	552,804
167,003	Fannie Mae Trust Series 2005-W3 3A(b)		4.4820	04/25/45	164,031
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.0030	11/26/35	34,568
116,973	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.7470	06/25/34	115,807
8,089	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.7660	09/25/34	8,209
52,359	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		6.7120	02/25/35	45,784
71,695	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	27,574

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	$16,661
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	445
94,471	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.2910	11/25/36	48,401
225,807	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		5.1450	11/25/37	91,297
341,655	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4510	05/25/48	294,761
267,026	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		3.9980	12/25/49	215,247
93,881	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3580	12/30/51	64,336
55,737	Freddie Mac REMICS Series 4203 PS(a),(d)	-1(SOFR30A +0.114%) + 6.250%	1.3300	09/15/42	3,673
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	12.9990	07/25/49	1,151,006
100,854	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.1890	03/25/44	94,560
124,186	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.3270	07/25/44	119,279
124,834	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	6.1270	10/25/44	113,801
108,913	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	108,059
658,624	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		8.0820	11/25/32	653,828
75,049	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	74,079
1,828,937	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.7480	09/19/35	1,586,082
105,871	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.7910	04/19/36	83,240
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.4250	03/20/33	102,096
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0390	08/25/49	322,100
16,108	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	13,943
971,856	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	921,884
115,603	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	20,375
930,993	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	5.1020	06/25/34	832,327
1,571,712	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,538,830
279,082	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	272,342
28,298	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.0520	03/25/35	26,188
151,896	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.0520	09/25/35	124,087
105,329	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	92,900
783,943	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	89,926
97,800	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	96,887
111,730	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		5.0900	06/25/34	99,822
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	5.3020	12/25/34	141,190
39,430	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	37,884
25,712	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.1420	05/25/35	22,467

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
13,937	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.1420	05/25/35	$10,859
3,327	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	3,011
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.6350	07/25/35	276,832
27,457	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	9,734
108,679	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	48,253
2,348,238	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	5.0520	01/25/37	334,229
70,956	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.2540	05/25/37	38,329
202,656	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.9310	05/19/33	171,779
1,171,900	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		6.0830	11/19/34	1,078,661
102,766	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		5.0600	07/19/35	72,776
55,820	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	5.4670	07/25/35	55,701
162,953	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		5.1160	01/25/37	125,067
202,158	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	78,114
155,978	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		5.2870	09/25/37	117,234
258,952	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2280	07/25/51	221,633
163,311	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2280	07/25/51	133,231
136,094	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3190	12/25/51	104,671
44,687	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	44,196
49,347	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	48,157
21,017	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	6.5020	11/25/34	21,025
33,853	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	5.5870	03/25/35	30,382
34,331	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	5.6770	03/25/35	32,009
34,266	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	7.1770	04/25/35	33,097
175,128	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	5.4520	05/25/35	164,423
445,442	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	5.8270	05/25/35	430,526
505,959	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	5.4520	02/25/36	473,086
109,761	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.9520	02/25/36	107,707
99,114	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.9520	02/25/36	95,605
180,737	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	144,398
80,184	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	5.4020	05/25/36	78,074
864,414	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	5.3020	08/25/36	644,952
16,320	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.6280	12/25/34	14,398
214,663	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		5.0810	02/25/35	192,623
200,784	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.1620	04/25/35	170,745

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
186,876	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.4000	08/25/35	$82,796
244,923	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	2.4480	12/25/35	23,513
809,672	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	5.3020	03/25/36	725,819
930,266	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	477,621
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	87,171
334,724	JP Morgan MBS Series 2006-R1 6A1(b),(c)		5.2850	09/28/44	259,743
21,992	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		7.0380	11/25/33	20,174
4,867	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		6.1250	07/25/34	4,621
20,822	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	19,018
24,257	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		6.0810	10/25/35	23,584
202,435	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	172,092
821,851	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	355,425
13,867	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5140	06/25/36	9,408
158,149	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.4430	01/25/37	119,300
129,862	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.4430	01/25/37	95,924
18,417	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	16,633
178,593	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1680	03/25/50	154,305
109,609	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	99,888
144,556	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.0520	10/25/57	150,059
2,479,685	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,223,793
126,687	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	126,363
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.6500	12/25/32	35,684
16,185	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.5100	07/25/33	15,054
33,959	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.6150	12/25/33	31,331
17,113	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		7.1250	12/25/33	17,167
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		7.2660	01/25/34	31,164
44,401	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		7.7390	04/25/34	39,897
27,644	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		6.3060	10/25/34	22,289
164,112	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.6950	12/25/34	158,007
222,624	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.8310	09/25/35	136,169
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		5.1730	05/25/36	27,161
101,406	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1510	05/25/33	93,035
495,745	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	470,275
43,349	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	43,576

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
95,881	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	$93,458
131,216	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	127,076
48,495	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	49,362
187,357	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	182,960
20,996	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	20,214
50,568	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	50,245
151,390	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	145,937
37,275	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	35,759
634,314	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	635,458
766,204	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	770,685
1,615,437	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,388,914
24,199	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	13,411
2,099	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,903
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	229,598
866,086	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
15,588	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	15,117
58,137	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	56,304
45,031	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	44,691
170,487	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	151,116
3,451	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,377
7,836	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	7,586
2,320,111	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,698,687
62,201	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	49,440
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	5.2020	06/25/36	806,299
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.1520	10/25/36	355,231
16,040	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	11,961
126,598	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7570	05/25/36	116,387
14,955	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		5.2090	10/25/32	12,525
51,441	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		7.5630	10/25/32	47,327
338,667	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	332,218
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.2230	10/25/48	670,026
545,303	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6390	04/25/51	437,192
29,614	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.6260	09/25/33	28,204
120,866	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		4.8000	04/25/29	106,462

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
186,260	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	5.3020	07/25/30	$163,384
40,557	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		4.1990	09/25/37	30,621
32,299	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		6.9710	05/25/33	29,883
149,776	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		2.1580	07/25/35	57,428
43,595	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		6.0570	03/25/33	38,208
92,818	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/25/25	75,260
15,246	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.7250	02/25/34	14,504
22,287	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.8250	10/25/34	20,118
16,503	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		6.0620	10/25/34	14,556
9,932	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		6.2000	11/25/34	9,380
595,750	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	5.0020	03/25/35	563,197
73,868	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	29,364
10,595	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.5000	06/25/36	9,292
1,439,016	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	4.8400	02/25/42	1,410,548
2,658,361	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(d)	TSFR1M + 0.454%	5.3000	04/16/36	1,848,422
112,821	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.9270	12/25/34	112,007
194,646	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	5.4970	08/25/35	187,046
93,682	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		5.8880	12/15/30	86,718
535,397	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	538,180
26,110	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	26,244
284,777	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	253,192
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8600	11/25/59	541,141
135,956	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	125,281
433,672	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.2220	07/25/35	347,783
72,368	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	67,311
3,463,485	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	181,833
129,061	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.6360	06/25/39	87,707
338,974	PHHMC Series Trust Series 2005-4 A8(b)		5.8670	07/18/35	327,862
329,257	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	320,672
444,052	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2430	02/25/50	370,754
13,394	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	13,188
421	RALI Series Trust Series 2005-QA4 A41(b)		4.6310	04/25/35	406
104,233	RALI Series Trust Series 2005-QA12 CB1(b)		5.9410	12/25/35	43,290
291,887	RAMP Series Trust Series 2002-SL1 AII4(b)		4.8520	06/25/32	271,529

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
9,722	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	01/25/37	$9,451
291,054	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	245,395
8,194,197	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.8980	12/25/35	6,019,332
105,836	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7560	01/25/34	88,779
14,128	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	13,523
8,255	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	8,195
69,282	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.1220	07/25/36	62,075
119,740	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	117,459
1,256,419	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	5.2520	08/25/33	1,152,072
399,345	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	375,645
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,599,462
1,063,694	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	861,067
224,180	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	190,716
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	776,552
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	643,530
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	188,280
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
2,270,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	1,429,606
46,157	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	6,744
269,389	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	5.3410	07/20/33	226,585
26,871	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	5.3410	11/20/34	25,239
38,631	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	5.6240	11/20/34	32,272
46,567	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.1610	03/20/35	40,935
305,487	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	5.2760	05/20/35	201,884
280,634	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.5010	01/20/36	192,597
276,538	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	5.3210	06/20/36	223,277
101,357	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5220	05/25/43	98,405
247,732	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	226,626
72,048	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6010	02/25/47	54,617
71,028	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5910	04/25/47	51,579
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	87,827
497,498	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		5.0330	10/25/37	407,982
42,053	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.8700	03/25/34	38,288
59,267	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		5.2210	12/25/34	51,767

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
186,117	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.6860	03/25/35	$155,674
332,818	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.6940	07/25/35	183,997
721,377	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.3390	02/25/36	648,582
6,764	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.0820	09/25/36	6,088
297,360	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.6110	10/25/47	180,076
144,909	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.6980	01/25/34	129,290
25,572	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.6980	01/25/34	25,088
18,072	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	16,300
1,033	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	5.5660	12/25/33	970
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.8220	02/25/34	362,831
15,006	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.8220	02/25/34	14,556
92,533	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.8220	02/25/34	89,724
70,642	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.0520	04/25/35	62,730
84,398	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.1490	06/25/35	72,368
49,897	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.3520	12/25/35	38,473
200,254	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6570	07/25/48	170,851
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1030	11/25/48	184,177
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.2340	11/25/68	1,011,133
13,673	Wachovia Mortgage Loan Trust, LLC Series 2006-A 4A1(b)		7.0160	05/20/36	13,414
39,690	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.7020	11/25/32	36,018
35,348	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.2790	01/25/33	34,829
33,881	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	32,069
30,469	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	30,046
214,591	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		6.5740	09/25/33	204,803
17,464	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.4630	02/27/34	15,524
110,874	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	112,851
41,124	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5690	03/25/36	39,280
79,850	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	6.1270	11/25/42	70,991
111,978	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.8900	08/25/46	105,573
158,281	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	155,971
42,374	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	43,154
159,843	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		5.0220	06/25/33	135,607
4,786	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.3130	01/25/35	3,951

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5% (Continued)
106,821	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.6330	08/25/38	$92,487
866,155	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	799,412
48,603	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		7.3960	10/25/36	43,752
63,419	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	55,377
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6500	07/25/47	172,960
57,005	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	47,814
200,326	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	184,090
					94,060,782
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	1,008,938

	HOME EQUITY — 4.5%
57,259	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	5.2620	10/25/33	55,856
331,764	ACE Securities Corp Home Equity Loan Trust Series Series IN1 A1(d)	TSFR1M + 0.754%	5.3420	05/25/34	295,501
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,038,291
1,827,388	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	1,864,745
146,643	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	5.8320	09/28/29	121,927
21,141	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	6.8770	05/25/29	36,014
450,245	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.1520	03/25/37	449,915
1,112,000	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	1,062,086
2,653,328	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	5.6870	05/28/39	2,284,626
1,204,359	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.1870	02/28/40	1,132,158
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.9250	06/25/34	14,010
237,858	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	238,087
201,241	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	5.6770	07/25/34	201,099
7,598	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.0520	01/25/32	7,240
108,994	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	103,879
266,415	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	250,629
86,639	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	5.3640	08/15/30	86,220
15,985	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	5.7520	05/25/40	58,329
872,680	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.1100	02/27/35	816,143
44,658	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	44,709
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	5.4520	06/25/32	231,011

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	HOME EQUITY — 4.5% (Continued)
937,948	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	7.4020	07/25/34	$875,847
213,096	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	5.4520	12/25/34	212,606
225,184	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	5.3020	05/25/37	185,577
258,056	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	8.6020	03/25/33	231,596
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	5.5020	11/25/33	11,816
87,264	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006 - HE2 M1(d)	TSFR1M + 0.609%	5.1970	03/25/36	75,960
206,295	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	5.4420	02/25/34	205,118
26,264	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	5.4020	03/25/34	24,768
155,908	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	151,969
425,887	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.2020	12/25/32	397,300
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	7.2520	12/25/32	71,819
19,723	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	19,663
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	4.0850	12/25/33	27,597
187,218	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.1300	12/25/33	177,838
139,277	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	1.1090	03/25/35	112,651
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.2960	02/25/35	1,500,042
247,953	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	246,774
12,084	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.0020	06/25/36	12,000
148,801	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	181,267
848,701	Structured Asset Securities Corp Pass-Through		3.4500	02/25/32	215,439
					15,330,122
	MANUFACTURED HOUSING — 0.4%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	1,321,870
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	80,654
					1,402,524
	NON AGENCY CMBS — 28.4%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,410,506
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,528,373
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	561,984
1,000,000	BAMLL Commercial Mortgage Securities Trust Series BOC A(c)		2.6270	01/15/32	818,004
825,000	BANK Series 2017-BNK8 C(b)		4.2290	11/15/50	612,121
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,375,405
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	774,691

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	$361,155
25,681	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	5.3470	08/25/35	23,215
39,737	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	6.4270	08/25/35	40,212
20,455	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	5.3770	01/25/36	18,761
69,264	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.1370	03/25/37	59,719
1,301,483	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.1670	07/25/37	1,206,953
313,476	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.2120	07/25/37	283,768
410,941	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	5.2570	07/25/37	370,575
774,905	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	5.4520	07/25/37	701,446
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 2.214%	6.8020	01/25/38	458,554
350,000	BBCMS Mortgage Trust Series 2024-C24 D(c)		4.2500	02/15/57	264,851
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	277,032
7,000,000	Benchmark Mortgage Trust Series 2020-IG1 AS(b)		2.9090	09/15/43	5,203,975
100,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	79,663
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.3880	09/15/48	63,685
1,000,000	Benchmark Mortgage Trust Series 2020-IG3 B(b),(c)		3.3880	09/15/48	512,308
2,500,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.4030	09/15/48	1,497,485
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	111,569
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	479,227
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	335,376
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	377,869
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	445,985
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	231,251
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	5.8740	10/15/35	260,422
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4570	05/25/52	454,011
155,000	BPR Trust Series 2022-STAR A(c),(d)	TSFR1M + 3.232%	7.8410	08/15/39	147,709
3,300,000	BWAY Mortgage Trust Series 2022-26BW A(c)		3.4020	02/10/44	2,621,325
1,500,000	BXP Trust Series 2017-CQHP A(c),(d)	TSFR1M + 0.897%	5.5070	11/15/34	1,446,194
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	276,572
180,819	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.400%	8.0700	03/12/25	180,315
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	7.5730	10/15/35	1,376,775
1,794,037	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,670,514
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	861,290
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	14,291

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	$895,698
800,000	CD Mortgage Trust Series 2017-CD4 AM		3.7460	05/10/50	747,568
137,218	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	131,154
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	88,224
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	5.8740	06/15/31	1,912,681
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		4.1660	06/10/48	31,439
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	400,799
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.6060	11/10/48	610,214
261,563	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.2240	05/15/31	255,581
47,167	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	44,271
1,922,259	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,782,679
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,241,160
160,136	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	148,361
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.4670	10/10/49	134,744
2,514,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.3200	06/15/57	2,155,615
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.5080	08/15/48	257,432
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0400	11/15/51	221,556
360,000	CSMC Series 2017-TIME A(c)		3.6460	11/13/39	269,356
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	226,654
1,490,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,219,444
350,000	CSMC Trust Series 2017-PFHP A(c),(d)	TSFR1M + 0.997%	5.6070	12/15/30	327,520
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.4640	09/25/34	485,971
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	6.8640	06/25/25	51,935
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.414%	6.0240	05/15/26	1,377,936
46,550	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.8450	04/10/31	42,857
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	876,332
184,308	GS Mortgage Securities Corp Trust Series 2012-BWTR A(c)		2.9540	11/05/34	148,838
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	43,335
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.2970	08/10/44	1,355,904
769,082	GS Mortgage Securities Trust Series 2015-GS1 C(b)		4.5630	11/10/48	560,084
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		4.0750	11/10/49	839,469
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,201,671
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,753,544
1,122,594	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	1,100,917

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
45,586	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	7.3270	08/25/34	$43,227
387,000	J.P. Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	5.9260	11/15/35	350,435
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	8.4430	05/15/28	378,599
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	6.1070	04/15/31	1,073,519
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	6.0730	12/15/36	430,060
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7090	02/15/46	89,819
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	78,015
60,000	JP Morgan Chase Commercial Mortgage Securities Series C20 C(b)		4.6820	07/15/47	52,938
5,668,228	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0140	06/15/49	1,307,991
2,121,802	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012- WLDN A(c)		3.9100	05/05/30	1,875,143
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.3170	05/15/48	284,802
1,520,000	JPMBB Commercial Mortgage Securities Trust Series C31 B(b)		4.7770	08/15/48	1,351,329
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3030	11/15/48	29,244
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	189,433
825,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	640,306
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	98,473
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.7590	03/10/49	330,940
1,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.7590	03/10/49	891,113
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8230	03/10/50	1,145,179
1,999,700	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	359,946
5,931,174	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.2120	08/15/46	5,257,273
130,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C16 C(b)		4.8740	06/15/47	102,271
240,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	211,500
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	342,148
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	114,359
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	184,025
1,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(b),(c)		5.3360	03/15/45	483,566
101,698	Morgan Stanley Capital I Trust Series 2012-C4 D(b),(c)		5.3360	03/15/45	95,256
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.1530	05/15/48	151,758
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.8670	10/15/51	64,873
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	184,065

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
651,885	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	6.7020	04/25/46	$585,405
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	846,681
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.2990	02/25/52	1,964,672
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2490	02/27/51	2,815,172
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.7860	08/10/38	67,575
38,530	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	34,122
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	278,424
500,000	TMSQ Mortgage Trust Series 2014-1500 A(c)		3.6800	10/10/36	373,093
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	6.9130	11/15/29	2,002,500
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	210,844
460,521	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	457,182
1,305,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.8440	03/10/46	1,075,362
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,385,266
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,337,751
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	682,577
304,801	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	258,681
1,422,282	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	1,041,878
484,764	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	400,142
71,134	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	59,401
1,893,517	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,449,199
1,921,470	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8110	02/25/52	1,375,864
776,127	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5370	08/25/52	685,812
441,653	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	446,562
248,920	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	251,550
422,111	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		1.0890	07/15/41	1,015
56,068	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	54,881
340,079	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.0770	07/15/46	314,887
346,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27 C		3.8940	02/15/48	274,811
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.2200	06/15/49	226,123
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2520	11/15/59	165,107
195,236	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		5.1490	06/15/44	180,493
160,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.4560	12/15/45	125,398
350,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.3260	08/15/46	246,640
1,688,334	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.3260	08/15/46	1,480,146

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	NON AGENCY CMBS — 28.4% (Continued)
9,090	WFRBS Commercial Mortgage Trust Series 2014-C22 A5		3.7520	09/15/57	$8,991
850,000	WFRBS Commercial Mortgage Trust Series 2014-C22 B(b)		4.3710	09/15/57	764,241
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,240,789
					97,096,921
	OTHER ABS — 2.2%
26,552	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.0740	09/15/45	26,526
107,004	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	102,799
245,556	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	192,720
3,075,286	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1500	10/15/52	31,413
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	829,879
525,607	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	524,142
1,700,491	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,412,152
51,388	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	47,012
141,438	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	113,491
423,965	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	361,557
349,973	J.G. Wentworth XXXIX, LLC Series 2A B(c)		5.0900	09/17/74	296,972
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,341,413
1,795,000	NP SPE X, L.P. Series 1A B1(c)		3.6700	03/19/51	1,425,024
443,856	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	420,209
151,840	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	119,672
126,557	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	110,795
125,569	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	101,110
111,006	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	95,467
					7,552,353
	RESIDENTIAL MORTGAGE — 2.8%
321,478	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	5.6420	06/25/29	310,938
7,287,696	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	6.9220	12/31/38	2,390,226
5,995	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	5.4420	10/25/32	5,925
35,502	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	34,122
719,276	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	8.0770	06/25/32	713,023
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.2730	03/25/34	108,203
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	8.4520	05/25/50	1,343,682
198,797	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	5.6020	10/25/47	182,613
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	5.9020	11/25/34	11,171

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	RESIDENTIAL MORTGAGE — 2.8% (Continued)
710	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	$707
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.8010	07/25/34	93,266
333,604	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	3.3200	09/26/33	326,206
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	6.5020	04/25/32	361,370
86,277	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	5.3620	12/25/35	70,613
5,720	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	5.8210	10/20/32	5,714
425,266	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	404,624
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	7.5520	06/25/33	59,787
56,887	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	5.8270	11/25/35	53,962
708,415	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	5.3020	06/25/44	596,647
478,427	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	5.4620	10/25/46	464,003
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,108,334
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	7.8520	08/25/33	492,047
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	6.3520	05/25/35	141,189
296,695	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	5.1220	02/25/37	280,102
					9,558,474
	STUDENT LOANS — 1.0%
29,336	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.1450	01/25/43	27,057
72,901	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	6.1020	12/28/48	70,229
1,173,670	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.0890	11/26/40	1,598,697
164,888	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	143,166
22,426	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.0640	06/15/31	21,658
205,000	National Collegiate Student Loan Trust Series 2006-3 B(d)	TSFR1M + 0.474%	5.0620	01/26/32	175,753
300,000	Navient Private Education Refi Loan Trust Series 2021-A B(c)		2.2400	05/15/69	210,511
166,679	Nelnet Student Loan Trust Series 2023-A AFX(c)		6.6400	02/20/41	168,544
344,595	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	5.6380	09/15/33	325,565
13,008	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.6950	10/25/40	10,913
59,928	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.7550	01/25/55	56,738
340,000	SMB Private Education Loan Trust Series 2023-C B(c)		6.3600	11/15/52	321,768
411,649	SMB Private Education Loan Trust Series 2021-A APL(c),(d)	TSFR1M + 0.844%	5.4540	01/15/53	392,291
					3,522,890
	WHOLE BUSINESS — 0.8%
2,022,859	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	5.1210	10/20/40	1,865,913

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.1% (Continued)
	WHOLE BUSINESS — 0.8% (Continued)
48,391	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	6.8710	10/20/40	$40,700
96,929	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	6.8710	10/20/40	81,524
1,892,785	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.4980	10/25/35	65,405
2,507,541	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		1.5340	10/25/40	90,429
265,475	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	7.2500	12/27/44	264,946
313,728	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	7.8200	04/25/48	322,423
					2,731,340
	TOTAL ASSET BACKED SECURITIES (Cost $259,358,745)				253,256,871

	CORPORATE BONDS — 14.6%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	64,750
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	180,840
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	39,374
890,000	Nomura America Finance, LLC(d)	4*( USISOA30-USISOA02) - 1.000%	0.0000	07/29/34	571,825
					856,789
	BANKING — 3.1%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 2.738%	0.0000	06/27/33	121,600
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 0.738%	0.0000	01/30/34	79,500
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 1.738%	0.0000	08/28/34	64,375
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	435,094
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	41,000
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	49,875

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	BANKING — 3.1% (Continued)
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02-2.00%)	0.0000	04/25/34	$38,353
70,000	Barclays Bank PLC(d)	8*(USISOA30-USISOA05 - 2.00%)	0.0000	07/31/34	47,250
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	118,148
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	699,975
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	0.0000	10/31/34	99,375
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02) - 1.000%	0.0000	12/29/34	335,888
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02 -17.5%)	0.0000	08/31/35	35,475
1,220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	963,799
1,079,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	853,759
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05-2.20%)	0.0000	01/31/33	76,200
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-1.60%)	0.0000	06/30/34	159,250
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-2.000%)	0.0000	08/28/34	817,050
1,839,000	Deutsche Bank A.G.(d)	4.5*(USISOA30-USISOA02 - 0.25%)	0.0000	10/31/34	1,195,349
961,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02 - 1.00%)	0.0000	11/26/34	631,858
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02-8.750%)	0.0000	03/27/35	498,150
75,000	Deutsche Bank A.G.(d)	15*(USISOA30-USISOA02 - 13.125%)	0.0000	12/23/35	47,250
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	80,500
200,000	Lloyds Bank plc(d)	4.3*(USISOA30-USISOA05-0.500%)	0.0000	01/31/33	132,250

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	BANKING — 3.1% (Continued)
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02 -1.00%)	0.0000	10/25/33	$90,440
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02-1.400%)	0.0000	11/27/33	439,661
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	186,120
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05-1.875%)	0.0000	07/31/34	940,310
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02-0.25%)	0.0000	08/18/31	86,250
100,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02 - 0.50%)	0.0000	08/26/31	67,625
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	177,760
185,000	SG Structured Products, Inc.(d)	4*(USISOA30-USISOA02 - 2.00%)	0.0000	07/29/31	137,131
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	559,860
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	157,325
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	102,952
					10,566,757
	INSTITUTIONAL FINANCIAL SERVICES — 6.6%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	32,308
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	26,950
200,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	03/29/34	160,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	49,500
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	01/22/35	971,999
1,575,000	Citigroup Global Markets Holdings, Inc.(d)	13*(USISOA30-USISOA02)	0.0000	11/19/40	968,624
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	04/01/41	388,483
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	0.0000	09/03/41	1,054,000
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	492,979
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	232,500

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.6% (Continued)
95,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	0.0000	10/30/30	$74,338
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	622,913
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	297,475
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	377,500
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30-USISOA02)	0.0000	05/31/34	68,506
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	06/30/37	20,925
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	08/31/37	104,625
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	0.0000	08/31/37	744,344
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	0.0000	09/30/37	169,880
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	166,800
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	01/31/38	77,000
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	4.6660	02/28/38	638,137
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	614,724
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	9.0750	03/20/40	264,307
115,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/21/27	101,488
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	45,920
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	0.0000	07/31/28	83,347
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	822,149
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/15/28	629,180
100,000	Morgan Stanley(b)		6.0000	06/29/29	94,000
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	04/30/30	3,475,112
1,593,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	05/29/30	1,262,452
508,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	06/30/30	402,590
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	172,933

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.6% (Continued)
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	$306,638
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	00000	08/31/30	169,020
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	00000	09/30/30	339,190
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/30/30	116,459
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	0.0000	10/30/30	113,063
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	11/30/30	52,140
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/30/30	37,125
30,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	23,700
20,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/31/31	15,650
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	03/31/31	143,203
89,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	05/31/31	74,760
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)-	0.0000	06/30/31	106,250
114,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	07/29/31	95,760
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	207,185
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	0.0000	02/15/33	155,348
247,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/34	167,651
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	227,700
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	03/31/34	137,679
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	05/30/34	189,061
121,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	81,070
120,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	09/30/34	80,400
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	09/30/34	149,939
238,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/08/34	159,460

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.6% (Continued)
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/31/34	$199,494
279,000	Morgan Stanley(b)		7.2500	10/31/34	181,350
30,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/28/34	20,100
60,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	11/28/34	40,875
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	152,663
467,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/35	316,976
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	03/31/35	598,290
855,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	675,450
85,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	66,300
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	144,300
438,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	341,640
187,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	145,860
176,000	Morgan Stanley	9*(USISOA30-USISOA02)	0.0000	11/30/35	137,280
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	191,595
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	02/29/36	669,251
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	52,588
					22,790,451
	LEISURE FACILITIES & SERVICES — 0.1%
313,663	Times Square Hotel Trust(c)		8.5280	08/01/26	314,687

	OIL & GAS PRODUCERS — 0.3%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	265,819
870,000	Petroleos Mexicanos		6.7500	09/21/47	624,676
					890,495
	SPECIALTY FINANCE — 4.2%
181,151	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.0640	02/15/52	140,338
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	6.8960	05/01/32	2,485,066
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	549,986

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	SPECIALTY FINANCE — 4.2% (Continued)
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	06/30/36	$398,311
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	07/29/36	179,383
3,863,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	2,906,907
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/30/36	865,823
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	11/29/36	2,921,957
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	12/30/36	30,100
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	01/31/37	1,284,518
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	03/31/37	74,500
483,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	04/28/37	363,458
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	219,313
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/29/37	127,050
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	09/29/37	1,475,255
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	5.7800	07/03/33	24,419
634,876	Select Notes Trust LT		5.9100	02/22/33	581,338
					14,627,722
	TOTAL CORPORATE BONDS (Cost $58,759,571)				50,046,901

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.2%
	SOVEREIGN — 0.2%
192,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	132,016
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	18,702
685,000	Argentine Republic Government International Bond(e)		4.1250	07/09/35	434,632
					585,350
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $260,844)				585,350

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.0%
	AGENCY FIXED RATE — 1.0%
3,431,198	Fannie Mae Pool BY8354	6.0000	08/01/53	$3,488,314

	AGENCY MBS OTHER — 0.0%(g)
33,600	Fannie Mae Pool 257064	4.5000	11/01/37	33,103
4,284	Ginnie Mae II Pool BU6365(b)	4.5980	04/20/70	4,216
				37,319
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,456,319)			3,525,633

	TOTAL INVESTMENTS - 89.9% (Cost $321,835,479)			$307,414,755
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%			34,359,713
	NET ASSETS - 100.0%			$341,774,468

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
120	CBOT 10 Year US Treasury Note Future	03/20/2025	$13,342,500	$146,435
100	CBOT 3 Year US Treasury Note Future	03/31/2025	20,999,219	96,633
70	CBOT 5 Year US Treasury Note Future	03/31/2025	7,532,109	50,567
	TOTAL FUTURES CONTRACTS			$293,635

CREDIT DEFAULT SWAP AGREEMENTS

							Amortized	Unrealized
	Payment		Fixed Deal				Upfront Payments	Appreciation/
Description	Frequency	Counterparty	(Pay)Rate	Maturity Date	Notional Value	Fair Value	Paid/ (Received)	(Depreciation)
CDX.NA.HY Series 42	Annual	GS	5.00%	6/20/2029	$50,000,000	$(4,924,404)	$(3,177,350)	$(1,747,054)
CDX.NA.HY Series 43	Annual	GS	5.00%	12/20/2029	5,000,000	(479,210)	(410,631)	(68,579)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(128,514)	(43,302)	(85,212)
TOTAL						$(5,532,128)	$(3,631,283)	$(1,900,845)

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month

EUR006M	Euribor 6 Month

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $162,107,314 or 47.4% of net assets.

(d)	Variable rate security; the rate shown represents the rate on November 30, 2024.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at November 30, 2024.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024

Assets:
Total Investments, at cost	$321,835,479

Total Investments, at value	$307,414,755
Cash	25,723,038
Foreign cash ($175,021)	173,705
Deposit at custodian for collateral for swaps	1,390,000
Deposit at broker for swaps	7,913,807
Deposit at broker for futures	3,461,432
Unrealized appreciation on futures	293,635
Receivable for fund shares sold	275,862
Interest and dividends receivable	1,654,333
Prepaid expenses and other assets	248,118
Total Assets	348,548,685

Liabilities:
Payable for securities purchased	719,928
Payable for fund shares redeemed	15,808
Premiums received on swaps	3,631,283
Unrealized depreciation on swaps	1,900,845
Administrator fees payable	105,974
Payable to manager	285,273
Trustee fees payable	5,290
Payable for distribution (12b-1) fees	11,320
Compliance officer fees payable	396
Accrued expenses and other liabilities	98,100
Total Liabilities	6,774,217

Net Assets	$341,774,468

Net Assets:
Paid in capital	$364,657,096
Accumulated loss	(22,882,628)
Net Assets	$341,774,468

Net Asset Value Per Share
Class A
Net Assets	$7,737,587
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	765,414
Net asset value and redemption price per share (a)	$10.11
Offering price per share (maximum sales charge of 2.00%)	$10.32

Class C
Net Assets	$3,830,803
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	389,426
Net asset value/offering/redemption price per share (b)	$9.84

Class I
Net Assets	$253,654,202
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	25,785,379
Net asset value/offering/redemption price per share	$9.84

Class R6
Net Assets	$76,551,876
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,549,258
Net asset value/offering/redemption price per share	$10.14

(a)	Class A shares that are purchased at NAV in amounts of $250,000 or more may be assessed a 1.00% contingent deferred sales charge (“CDSC”), if they are redeemed within eighteen months from the date of purchase.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
The Year Ended November 30, 2024

Investment Income:
Interest income	$23,306,812
Total Investment Income	23,306,812

Operating Expenses:
Management fees	3,917,908
Distribution (12b-1) fees
Class A Shares	15,166
Class C Shares	36,551
Administration fees	503,344
Interest expenses	444,306
Shareholder servicing fees	213,076
Legal fees	113,116
Transfer Agent fees	96,878
Registration fees	67,554
Printing and postage expense	52,495
Custodian fees	51,078
Trustees’ fees	26,457
Audit fees	22,644
Insurance expense	19,282
Compliance officer fees	7,992
Miscellaneous expenses	5,376
Total Operating Expenses	5,593,223

Less: Expenses waived	(738,287)
Total Waivers	(738,287)

Net Operating Expenses	4,854,936

Net Investment Income	18,451,876

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(420,591)
Futures	1,099,090
Swaps	(289,180)
Net realized gain	389,319

Net change in unrealized appreciation/(depreciation) on:
Investments	17,229,609
Futures	312,250
Swaps	(5,283,252)
Net change in unrealized appreciation	12,258,607
Net Realized and Unrealized Gain on investments	12,647,926

Net Increase in Net Assets Resulting From Operations	$31,099,802

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
Operations:
Net investment income	$18,451,876	$15,342,614
Net realized gain (loss) on investments	389,319	(425,745)
Net change in unrealized appreciation (depreciation) on investments	12,258,607	(700,168)
Net increase in net assets resulting from operations	31,099,802	14,216,701

Distributions to Shareholders:
From Earnings
Class I	(12,036,395)	(15,460,411)
Class A	(287,003)	(659,176)
Class C	(149,225)	(233,492)
Class R6	(3,958,808)	(5,964,481)
From Return of Capital:
Class I	(2,162,099)	—
Class A	(54,370)	—
Class C	(33,420)	—
Class R6	(712,009)	—
Total Dividends and Distributions to Shareholders	(19,393,329)	(22,317,560)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	97,962,493	121,236,095
Class A	4,016,462	4,102,974
Class C	1,215,430	725,489
Class R6	6,435,020	13,420,081
Reinvestment of dividends and distributions
Class I	12,566,999	13,780,377
Class A	241,860	530,834
Class C	139,923	164,808
Class R6	3,912,798	4,724,777
Cost of shares redeemed
Class I	(94,652,808)	(105,969,267)
Class A	(2,742,648)	(9,568,819)
Class C	(1,183,255)	(1,716,476)
Class R6	(16,620,026)	(29,892,214)
Net increase in net assets from share transactions of beneficial interest	11,292,248	11,538,659

Total Increase in Net Assets	22,998,721	3,437,800

Net Assets:
Beginning of year	318,775,747	315,337,947
End of year	$341,774,468	$318,775,747

Share Activity
Shares sold
Class I	10,122,470	12,562,281
Class A	399,333	414,956
Class C	124,840	75,174
Class R6	647,404	1,360,347
Shares Reinvested
Class I	1,301,067	1,438,071
Class A	24,366	53,971
Class C	14,484	17,190
Class R6	394,574	483,125
Shares redeemed
Class I	(9,805,661)	(11,001,893)
Class A	(276,555)	(975,479)
Class C	(122,205)	(177,742)
Class R6	(1,661,814)	(3,034,920)
Net Increase in shares of beneficial interest	1,162,303	1,215,081

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Class A
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	November 30,	November 30,		November 30,		November 30,		November 30,
	2024	2023		2022		2021		2020
Net Asset Value, Beginning of Year	$9.75	$10.00		$11.26		$11.35		$10.68
Income (Loss) from Investment Operations:
Net investment income (1)	0.52	0.43		0.32		0.36		0.42
Net realized and unrealized gain (loss)	0.40	(0.04)		(1.07)		0.24		0.95
Total from investment operations	0.92	0.39		(0.75)		0.60		1.37
Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.64)		(0.34)		(0.38)		(0.52)
Distributions from realized gains	—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.09)	—		—		—		—
Total dividends and distributions	(0.56)	(0.64)		(0.51)		(0.69)		(0.70)
Net Asset Value, End of Year	$10.11	$9.75		$10.00		$11.26		$11.35
Total Return*	9.66%	4.04%		(6.84)%		5.44	% #	13.54	% #
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,738	$6,031		$11,247		$15,664		$12,466
Ratio of gross operating expenses to average net assets including interest expense (3)	1.95%	1.93	% (2)	1.86	% (2)	1.86	% (2)	2.01	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.87%	1.84	% (2)	1.80	% (2)	1.76	% (2)	1.79	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.27%	4.32	% (2)	3.01	% (2)	3.18	% (2)	3.89	% (2)
Portfolio Turnover Rate	28%	42%		77%		84%		132%

	Class C
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	November 30,	November 30,		November 30,		November 30,		November 30,
	2024	2023		2022		2021		2020
Net Asset Value, Beginning of Year	$9.51	$9.76		$11.00		$11.10		$10.45
Income (Loss) from Investment Operations:
Net investment income (1)	0.44	0.35		0.23		0.27		0.33
Net realized and unrealized gain (loss)	0.37	(0.03)		(1.04)		0.24		0.93
Total from investment operations	0.81	0.32		(0.81)		0.51		1.26
Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.57)		(0.26)		(0.30)		(0.43)
Distributions from realized gains	—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.09)	—		—		—		—
Total dividends and distributions	(0.48)	(0.57)		(0.43)		(0.61)		(0.61)
Net Asset Value, End of Year	$9.84	$9.51		$9.76		$11.00		$11.10
Total Return*	8.77%	3.37%		(7.50)%		4.71%		12.62%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,831	$3,540		$4,467		$5,616		$3,262
Ratio of gross operating expenses to average net assets including interest expense (5)	2.70%	2.68	% (2)	2.61	% (2)	2.61	% (2)	2.81	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	2.62%	2.59	% (2)	2.55	% (2)	2.51	% (2)	2.54	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.52%	3.58	% (2)	2.28	% (2)	2.41	% (2)	3.12	% (2)
Portfolio Turnover Rate	28%	42%		77%		84%		132%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense	1.81%	1.82	% (2)	1.79	% (2)	1.83	% (2)	1.96	% (2)

(4)	Ratio of net operating expenses to average net assets excluding interest expense	1.73%	1.73	% (2)	1.73	% (2)	1.73	% (2)	1.74	% (2)

(5)	Ratio of gross operating expenses to average net assets excluding interest expense	2.56%	2.57	% (2)	2.54	% (2)	2.58	% (2)	2.76	% (2)

(6)	Ratio of net operating expenses to average net assets excluding interest expense	2.48%	2.48	% (2)	2.48	% (2)	2.48	% (2)	2.49	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Class I
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	November 30,	November 30,		November 30,		November 30,		November 30,
	2024	2023		2022		2021		2020
Net Asset Value, Beginning of Year	$9.51	$9.76		$11.00		$11.10		$10.46
Income (Loss) from Investment Operations:
Net investment income (1)	0.53	0.44		0.34		0.38		0.44
Net realized and unrealized gain (loss)	0.38	(0.02)		(1.05)		0.23		0.93
Total from investment operations	0.91	0.42		(0.71)		0.61		1.37
Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.09)	—		—		—		—
Total dividends and distributions	(0.58)	(0.67)		(0.53)		(0.71)		(0.73)
Net Asset Value, End of Year	$9.84	$9.51		$9.76		$11.00		$11.10
Total Return*	9.86%	4.42%		(6.58)%		5.74%		13.80%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$253,654	$229,747		$206,630		$215,003		$112,226
Ratio of gross operating expenses to average net assets including interest expense (3)	1.70%	1.68	% (2)	1.61	% (2)	1.61	% (2)	1.79	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.62%	1.59	% (2)	1.55	% (2)	1.51	% (2)	1.54	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.52%	4.59	% (2)	3.29	% (2)	3.40	% (2)	4.11	% (2)
Portfolio Turnover Rate	28%	42%		77%		84%		132%

	Class R6
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	November 30,	November 30,		November 30,		November 30,		November 30,
	2024	2023		2022		2021		2020
Net Asset Value, Beginning of Year	$9.73	$9.93		$11.15		$11.20		$10.51
Income (Loss) from Investment Operations:
Net investment income (1)	0.61	0.49		0.38		0.43		0.48
Net realized and unrealized gain (loss)	0.38	(0.02)		(1.07)		0.23		0.94
Total from investment operations	0.99	0.47		(0.69)		0.66		1.42
Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	—	—		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.09)	—		—		—		—
Total dividends and distributions	(0.58)	(0.67)		(0.53)		(0.71)		(0.73)
Net Asset Value, End of Year	$10.14	$9.73		$9.93		$11.15		$11.20
Total Return*	10.48%	4.86%		(6.30)%		6.16%		14.23%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$76,552	$79,458		$92,994		$61,289		$62,369
Ratio of gross operating expenses to average net assets including interest expense (5)	1.70%	1.68	% (2)	1.61	% (2)	1.63	% (2)	1.80	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	1.03%	1.20	% (2)	1.18	% (2)	1.14	% (2)	1.17	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	6.11%	4.97	% (2)	3.68	% (2)	3.82	% (2)	4.51	% (2)
Portfolio Turnover Rate	28%	42%		77%		84%		132%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense	1.56%	1.57	% (2)	1.54	% (2)	1.58	% (2)	1.74	% (2)

(4)	Ratio of net operating expenses to average net assets excluding interest expense	1.48%	1.48	% (2)	1.48	% (2)	1.48	% (2)	1.49	% (2)

(5)	Ratio of gross operating expenses to average net assets excluding interest expense	1.56%	1.57	% (2)	1.54	% (2)	1.61	% (2)	1.75	% (2)

(6)	Ratio of net operating expenses to average net assets excluding interest expense	0.89%	1.09	% (2)	1.11	% (2)	1.11	% (2)	1.12	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Easterly Income Opportunities Fund (the “Fund”) is a series of the James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) and was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of seven series. Easterly Investment Partners LLC serves as the Fund’s Advisor. Prior to March 15, 2024, Easterly Funds LLC served as the Fund’s Advisor. Orange Investment Advisors LLC serves as the Sub-Advisor.

Primary Objective

High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, the Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Purchases of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within eighteen months of purchase of up to 1.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Fund’s pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (I) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$253,256,871	$—	$253,256,871
Corporate Bonds	—	50,046,901	—	50,046,901
Non U.S. Government & Agencies	—	585,350	—	585,350
U.S. Government & Agencies	—	3,525,633	—	3,525,633
Total Assets	$—	$307,414,755	$—	$307,414,755
Assets - Derivatives
Futures**	$293,635	$—	$—	$293,635
Total Asset Derivatives	$293,635	$—	$—	$293,635
Liabilities - Derivatives
Credit Default Swap**	$—	$1,900,845	$—	$1,900,845
Total Liability Derivatives	$—	$1,900,845	$—	$1,900,845

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2020, to November 30, 2023, or expected to be taken in the Fund’s November 30, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2024, the Fund did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statement of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(d) Dividends and Distributions

The following table summarizes the Fund’s intended dividend and capital gain declaration policy:

Income Dividends	Capital Gains
Monthly	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024 (Continued)

(g) Other

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Prior to March 15, 2024, Easterly Funds LLC served as the Fund’s Advisor. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. The Fund’s investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Investment Partners LLC monthly by the Fund and are computed daily as shown in the table below. The Fund’s subadvisor is paid by the manager, not the Fund.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Fund, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 31, 2025.

						Fee Waived/
Management	Expenses Limitation					Expenses Reimbursed
Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 11/30/2024
1.20%	1.73%	2.48%	1.48%	0.89%	3/31/2025	$738,287

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery.

11/30/2025	11/30/2026	11/30/2027
$552,449	$619,614	$738,287

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. For the year ended, November 30, 2024, sales charges on sales of the Fund’s Class A shares were $31,625.

(d) Ultimus Fund Solutions, LLC (“UFS”), provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of this agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

3.	INVESTMENT TRANSACTIONS

(a) For the year ended November 30, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were $108,948,813 and $86,129,756, respectively.

(b) Futures Contracts – The Fund may purchase and sell futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024 (Continued)

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(c) Swap Agreements – The Fund is subject to interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statement of Assets and Liabilities at November 30, 2024, was as follows:

		Location of derivatives on
		Statement of Assets and	Fair value of asset/liability
Derivative	Risk Type	Liabilities	derivatives
Futures	Interest Rate	Unrealized appreciation on futures	$293,635
		Totals	$293,635

Swap Contracts	Credit Default	Unrealized depreciation on swaps	$(1,900,845)
		Totals	$(1,900,845)

The effect of derivative instruments on the Statement of Operations for the year ended November 30, 2024, was as follows:

			Realized and unrealized
Derivative	Location of gain (loss) on derivatives	Risk Type	gain (loss) on derivatives
Swap Contracts
	Net realized (loss) on swaps	Credit Default	$(289,180)
	Net change in unrealized (depreciation) on swaps	Credit Default	$(5,283,252)
Futures
	Net realized gain from futures	Interest Rate	$1,099,090
	Net change in unrealized appreciation on futures	Interest Rate	$312,250

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of November 30, 2024.

		Gross Amounts not offset in the Statement of
		Assets and Liabilities
	Gross Amounts of	Financial Instruments	Cash Collateral	Net Amount of
	Recognized Liabilities	Pledged	Pledged *	Liabilities
Description of Liability :
Credit Default Swap	$(1,900,845)	$—	$—	$(1,900,845)
Total	$(1,900,845)	$—	$—	$(1,900,845)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for			Tax Net
Federal Tax	Unrealized	Unrealized	Unrealized
Purposes	Appreciation	Depreciation	App/Dep
322,087,982	12,237,209	(26,910,436)	(14,673,227)

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024 (Continued)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024, and November 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2024	November 30, 2023
Ordinary Income	$16,431,431	$22,317,560
Long-Term Capital Gains	—	—
Return of Capital	2,961,898	—
	$19,393,329	$22,317,560

As of November 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,325,916)	$(6,868,839)	$—	$(14,687,873)	$(22,882,628)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps, and adjustments for contingent convertible debt securities. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of ($14,646) for the Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,325,916.

At November 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-
Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$—	$6,868,839	$6,868,839	$—

Permanent book and tax differences, primarily attributable to tax adjustments for the book/tax basis treatment of non-deductible expenses resulted in reclassifications for the Fund for the fiscal year ended November 30, 2024, as follows:

Paid In Capital	Accumulated Deficit
$(2,329)	$2,329

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, the shareholders that own 25% or more of the voting securities are as follows:

Shareholder	Ownership %
American Enterprise Inv Svcs	29.23%

7.	LINE OF CREDIT

Currently, the Fund has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the year ended November 30, 2024, the Fund incurred $330,000 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. There were no borrowings outstanding for year end.

During the year ended November 30, 2024, the Fund entered into a Master Repurchase Agreement (the “Reverse Repo Facility”) with UMB Bank NA (“UMB”), which provides for financing primarily through UMB purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, UMB has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on Federal Funds Target Range – Upper Limit (“FFTRU”) plus 125 basis points (FFTRU + 125 bps), and the Price Differential shall be calculated daily and paid by the Seller to Buyer on the first day of each month or on any Repurchase Date. During the year ended November 30, 2024, there was no borrowings under the Reverse Repo Facility.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2024 (Continued)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Income Opportunities Fund, (the “Fund”) a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), including the schedule of investments as of November 30, 2024, and the related statement of operations for the year then year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2025

EASTERLY INCOME OPPORTUNITIES FUND
ADDITIONAL INFORMATION
Year Ended November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

On December 19, 2023 a Special Meeting of Shareholders of the Easterly Income Opportunities Fund was held and adjourned until February 15, 2024. At the meeting on February 15, 2024 shareholders of record of the Easterly Income Opportunities Fund at the close of business on October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
16,949,247.00 Shares	170,062.00 Shares	925,030.00 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and Orange Investment Advisors, LLC.

FOR	AGAINST	ABSTAIN
16,925,125.00 Shares	189,126.00 Shares	930,089.00 Shares

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On July 25, 2023, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, (i) the approval of the investment management agreement between the Trust, on behalf of the Easterly Income Opportunities Fund (“Income Opportunities Fund”) (the “Fund”), and Easterly Investment Partners, LLC (“EIP”) (the “Investment Management Agreement”) and (ii) the approval of the sub-advisory agreement between EIP and the Fund’s sub-adviser (the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Investment Management Agreement, (the “Advisory Agreements”). The Board was asked to consider such approvals in connection with the combination of the operations of EIP and Easterly Funds LLC, the Fund’s existing investment adviser, with EIP as the surviving entity (the “Restructuring”).

In the course of consideration of the approval of the Advisory Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Advisory Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

In considering the approval of the Advisory Agreements and reaching their conclusion with respect to the Advisory Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

As part of the contract approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the approval of the Advisory Agreements, including comparative performance and expenses. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentations. After evaluating the factors discussed below, among others, the Board approved the Fund’s Advisory Agreements and determined that the compensation payable thereunder by the Fund to EIP and by EIP to each the Sub-Adviser is fair and reasonable.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreement, the Board considered the nature, extent and quality of services that EIP would provide to the Income Opportunities Fund, including EIP’s personnel and resources and EIP’s criteria for reviewing a Sub-Adviser’s performance. The Board reviewed the services EIP would provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

The Board noted the responsibilities that EIP has as the Fund’s investment manager, including (i) overseeing the investment decisions of the Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Adviser’s compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with the Sub-Adviser; and (v) if deemed necessary, recommending to the Board changing the Sub-Adviser. The Board concluded that the services EIP would provide are satisfactory.

In considering the approval of the Sub-Advisory Agreement, and the Fund’s Sub-Adviser, the Board considered the nature, extent and quality of services the Sub-Adviser would provide under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser would provide, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser would provide are satisfactory.

EASTERLY INCOME OPPORTUNITIES FUND
ADDITIONAL INFORMATION
Year Ended November 30, 2024

Performance. The Board reviewed performance information that EIP provided for the Income Opportunities Fund compared to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the one-, three-, five-, ten-year and since inception periods ended May 31, 2023, as applicable. The Board also received information on the construction of the Fund’s Peer Group.

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Bloomberg US Aggregate Bond Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the one- and three-year, and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that the Fund’s advisory fee will remain the same after the Restructuring and EIP will enter into an Operating Expense Limitation Agreement (“OELA”) to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Fund. The Board also considered the extent to which EIP had agreed to waive management fees and/or reimburses expenses the Fund and its share classes, including the basis for the adviser’s determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of the Fund. The Board discussed the level of work involved in management and oversight of the Fund, including with respect to oversight of the Sub-Adviser.

The Board considered the Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between EIP and the Sub-Adviser, an unaffiliated third party. The Board also noted in particular that the Fund’s sub-advisory fee schedule will remain the same after the Restructuring. The Board also evaluated the reasonableness of the fee split between EIP and the Sub-Adviser. The Board considered the nature and scope of the services to be provided by EIP, including (i) monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of sub-advisers and potential replacement sub-advisers to present to the Board for their consideration. The Board noted that the sub-advisory fees are paid by EIP to the Sub-Adviser and are not additional fees borne by the Fund. In light of the nature, quality and extent of services EIP and the Sub-Adviser provided, the Board concluded that the Fund’s advisory fee and sub-advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted that EIP had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board noted that the Fund may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and EIP’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the estimated profitability of EIP with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that EIP would earn an estimated reasonable profit from the Fund, in each case without considering marketing-related costs. The Board concluded that the estimated profitability of EIP in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Fund, EIP, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by EIP and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 02/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 02/05/2025

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 02/05/2025